RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 01, 2022	Apr. 02, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Payments for rent				$ 2,619,300	$ 497,177
Repaid of debt					$ 122,865
Preferred stock, shares authorized				10,000,000	10,000,000
Preferred Stock [Member]
Preferred stock, shares authorized				10,000,000
Preferred stock, par value				$ 0.001
Preferred Stock Series Z [Member] | Preferred Stock [Member]
Preferred stock, shares authorized			500
Preferred stock, par value			$ 0.001
Convertible shares of preferred stock			$ 20,000
Series preferred share (in Shares)			500
Convertible preferred stock in percentage			19.98%
Preferred stock issuance agreement description			On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a non–convertible note payable agreement for $1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867.
Bearing Interest			8.00%
Fair value of equity finance			$ 3,000,000
Additional paid-in capital			$ 867,213
Chief Executive Officer [Member]
Payments for rent				$ 2,483,217
Payment of accrued rent				122,866
Accrued rent				317,781
Purchase equipment				152,500
Reimbursed expenses					$ 224,660
Advance of debt				0	24,647
Repaid of debt				0	$ 59,103
Kelford and Carrolton Yards [Member]
Related party description		On April 1, 2022, the Company entered into amendments to the leases for its Kelford and Carrolton yards, increasing the monthly rent payments by an aggregate of $50,000 per month for use of an automotive shredder and downstream processing system, respectively, being installed on those properties, increasing by 3% on January 1st of every year for the duration of the leases.
Payments for rent		$ 50,000
Portsmouth Yards [Member]
Lease payment	$ 11,200
Equipment [Member] | Chief Executive Officer [Member]
Purchase equipment				20,000
Scrap Yard One [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 55,850
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Two [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 11,200
Operating lease, option to extend				The lease expires on January 1, 2024, with two one year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Three [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 11,200
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Four [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 11,200
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Five [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 11,200
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Six [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 39,293
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Seven [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 16,391
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Eight [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 15,450
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Nine [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 8,742
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Ten [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 15,407
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024
Scrap Yard Eleven [Member] | Chairman And Chief Executive Officer [Member]
Payments for rent				$ 8,000
Operating lease, option to extend				The lease expires on January 1, 2024, with two five year options to extend at the Company’s election
Expiration date				Jan. 01, 2024